Annual Fund Operating Expenses (Vanguard Precious Metals and Mining Fund Participant)	Vanguard Precious Metals and Mining Fund Vanguard Precious Metals and Mining Fund - Investor Shares 2/1/2014 - 1/31/2015
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.29%